October 4, 2022

Supplement

SUPPLEMENT DATED OCTOBER 4, 2022 TO THE SUMMARY
PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
(the "Fund")
Dated April 29, 2022

Effective October 31, 2022, Jim Caron will no longer serve as a portfolio manager of the Fund. Accordingly, effective October 31, 2022, all references to Mr. Caron will be removed from the Fund's Summary Prospectus, Prospectus and Statement of Additional Information. Neil Stone and Matthew Dunning will remain portfolio managers of the Fund.

Please retain this supplement for future reference.

MSUSGSPT-0922